UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07626)

Exact name of registrant as specified in charter:	Putnam Municipal Opportunities Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2009

Date of reporting period: January 31, 2009

Item 1. Schedule of Investments:

Putnam Municipal Opportunities Trust
The fund's portfolio
1/31/09 (Unaudited)

Key to abbreviations
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
Radian Insd. -- Radian Group Insured
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (104.9%)(a)
		Principal
	Rating(RAT)	amount	Value

Alabama (0.9%)
Courtland, Indl. Dev. Board Env. Impt. Rev. Bonds
(Intl. Paper Co.), Ser. A, 5s, 11/1/13	BBB	$3,000,000	$2,653,440
Mobile, Special Care Fac. Fin. Auth. VRDN (Infirmary
Hlth. Syst.), Ser. A, 1/2s, 2/1/40	VMIG1	2,000,000	2,000,000
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A, 6s, 8/1/25	B/P	1,200,000	894,468
			5,547,908

Alaska (0.1%)
Northern Tobacco Securitization Corp. Rev. Bonds,
5 1/2s, 6/1/29 (Prerefunded)	AAA	750,000	820,448
			820,448

Arizona (2.5%)
AZ Hlth. Fac. Auth. Rev. Bonds (Banner Hlth.), Ser. A
5s, 1/1/15	AA-	1,750,000	1,816,028
5s, 1/1/14	AA-	1,000,000	1,052,320
AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C.
Lincoln Hlth. Network), 6 3/8s, 12/1/37 (Prerefunded)	BBB	1,250,000	1,466,512
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	B+/P	3,300,000	2,589,840
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Cmnty. Hosp.), Ser. A, 6 3/4s, 12/1/26	BB+/P	435,000	380,038
Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.),
5s, 5/15/26	A-	800,000	738,048
Marana, Impt. Dist. Special Assmt. Bonds (Tangerine
Farms Road), 4.6s, 1/1/26	Baa1	2,051,000	1,322,608
Maricopa Cnty., Indl. Dev. Auth. Hlth. Fac. Rev. Bonds
(Catholic Hlth. Care West), Ser. A, 5 1/4s, 7/1/32	A2	1,000,000	811,770
Maricopa Cnty., Poll. Control Rev. Bonds (Public
Service Co. of New Mexico), Ser. A, 6.3s, 12/1/26	Baa3	3,200,000	2,635,072
Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Horizon
Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	1,550,000	1,089,774
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
(Scottsdale Hlth. Care), Class A, 5 1/4s, 9/1/30	A3	1,500,000	1,235,565
			15,137,575

Arkansas (1.1%)
Baxter Cnty., Hosp. Rev. Bonds, Ser. B, 5 5/8s, 9/1/28
(Prerefunded)	Baa2	1,700,000	1,744,761
Independence Cnty., Poll. Control Rev. Bonds (Entergy
AR, Inc.), 5s, 1/1/21	A-	2,100,000	1,727,229
Little Rock G.O. Bonds (Cap. Impt.), FSA, 3.95s, 4/1/19	AAA	325,000	328,231
Springdale, Sales & Use Tax Rev. Bonds, FSA, 4.05s,
7/1/26	AAA	1,500,000	1,396,455
Washington Cnty., Hosp. Rev. Bonds (Regl. Med. Ctr.),
Ser. B, 5s, 2/1/25	Baa1	1,750,000	1,409,153
			6,605,829

California (10.4%)
ABC Unified School Dist. G.O. Bonds, Ser. B, FGIC,
zero %, 8/1/20	AA	1,500,000	864,825
Burbank, Unified School Dist. G.O. Bonds (Election
of 1997), Ser. C, FGIC, zero %, 8/1/23	AA	1,000,000	459,410
CA Edl. Fac. Auth. Rev. Bonds
(U. of the Pacific), 5s, 11/1/21	A2	1,500,000	1,466,715
(Loyola-Marymount U.), MBIA, zero %, 10/1/21	A2	1,300,000	681,304
CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Sutter Hlth.), Ser. A, MBIA, 5 3/8s, 8/15/30	AA	2,500,000	2,411,925

AMBAC, 5.293s, 7/1/17	A2	2,400,000	2,410,704
CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.)
Ser. E, 4.8s, 8/1/37	Aa2	5,000,000	3,594,450
Ser. K, 4 5/8s, 8/1/26	Aa2	10,000,000	7,751,700
CA Poll. Control Fin. Auth. Rev. Bonds (Pacific Gas &
Electric Corp.), Class D, FGIC, 4 3/4s, 12/1/23	A	2,500,000	1,835,424
CA Poll. Control Fin. Auth. Solid Waste Disp. FRB
(Waste Management, Inc.), Ser. C, 5 1/8s, 11/1/23	BBB	850,000	630,394
CA Statewide Cmnty. Dev. Auth. COP (The Internext
Group), 5 3/8s, 4/1/30	BBB	5,250,000	3,316,425
Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.), Ser. 04-02, 5.05s, 9/2/35	BB+/P	790,000	481,434
Chula Vista COP, MBIA, 5s, 8/1/32	AA	4,000,000	3,758,040
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	1,915,000	1,514,113
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. 03 A-1, 6 1/4s, 6/1/33 (Prerefunded)	Aaa	1,025,000	1,131,754
Ser. A-1, 5s, 6/1/33	BBB	950,000	584,782
Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.),
5 3/4s, 8/10/18	Aa2	6,000,000	6,639,600
Orange Cnty., Cmnty. Fac. Dist. Special Tax Bonds
(Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB/P	900,000	643,788
Redwood City, Elementary School Dist. G.O. Bonds,
FGIC, zero %, 8/1/21	AA	1,990,000	1,092,311
Rocklin, Unified School Dist. G.O. Bonds, FGIC, zero
%, 8/1/27	AA	2,000,000	658,380
Sacramento, Special Tax (North Natomas Cmnty. Fac.),
Ser. 97-01, 5s, 9/1/20	BB/P	1,200,000	912,636
Sacramento, Special Tax Rev. Bonds (North Natomas
Cmnty. Fac.), Ser. 97-01
5s, 9/1/29	BB/P	1,180,000	757,005
5s, 9/1/18	BB/P	1,030,000	855,013
Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds
(Cosumnes), MBIA, 5s, 7/1/19	AA	1,760,000	1,711,706
San Bernardino Cnty., COP (Med. Ctr. Fin.), Ser. A,
MBIA, 6 1/2s, 8/1/17	AA	5,000,000	6,077,200
San Diego Cnty., COP, AMBAC, 5 5/8s, 9/1/12	A	4,400,000	4,615,687
San Juan, Unified School Dist. G.O. Bonds, FSA, zero
%, 8/1/19	AAA	1,000,000	638,640
Silicon Valley, Tobacco Securitization Auth. Rev.
Bonds (Santa Clara), Ser. A, zero %, 6/1/36	BBB+/F	2,700,000	165,915
Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds,
7.65s, 8/1/21	BB-/P	685,000	595,190
Vernon, Natural Gas Fin. Auth. Mandatory Put Bonds,
Ser. A-4, MBIA, 5s, 8/3/09	AA	4,725,000	4,671,465
			62,927,935

Colorado (2.9%)
CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	325,000	218,296
(Evangelical Lutheran), 5 1/4s, 6/1/21	A3	1,375,000	1,194,696
(Evangelical Lutheran), 5s, 6/1/29	A3	850,000	627,572
CO Hsg. & Fin. Auth. Rev. Bonds (Single Family Mtge.),
Ser. A-3, Class III, 5 1/4s, 5/1/33	A1	5,825,000	5,630,212
CO Pub. Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.)
Ser. C1, MBIA, 5 1/2s, 9/1/24	AA	1,250,000	982,363
Ser. B, zero %, 9/1/35 (Prerefunded)	Aaa	27,000,000	4,008,960
CO Springs, Hosp. Rev. Bonds, 6 3/8s, 12/15/30	A3	3,280,000	2,897,290
CO State Hsg. Fin. Auth. Rev. Bonds (Single Fam.)
Ser. B-2 , 7s, 5/1/26	Aaa	15,000	15,281
Ser. B-3, 6.8s, 11/1/28	Aaa	10,000	10,268
Denver, City & Cnty. Arpt. Rev. Bonds, Ser. D, AMBAC,
7 3/4s, 11/15/13	A1	1,525,000	1,680,443
			17,265,381

Delaware (0.3%)
DE State Hsg. Auth. Rev. Bonds (Single Family Mtge.),
Ser. B, zero %, 1/1/40	A3	12,890,000	1,193,098
New Castle Cnty., Rev. Bonds (Newark Charter School,
Inc.), 5s, 9/1/30	BBB+	700,000	456,554
			1,649,652

District of Columbia (0.9%)
DC Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, FGIC, 5s,
10/1/28	AA	5,550,000	5,225,047
			5,225,047

Florida (3.9%)
Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5s, 8/1/26	BBB	2,500,000	1,419,600
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist
Hosp. & Baptist Manor), 5 1/8s, 10/1/19	Baa1	3,395,000	2,668,232
FL Hsg. Fin. Corp. Rev. Bonds (Homeowner Mtge.), Ser.
5, 5s, 7/1/34	Aa1	440,000	429,783
FL State Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 5s,
10/1/31	A1	1,700,000	1,598,918
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 5 3/8s,
6/1/46	BBB+	4,200,000	2,765,364
Hillsborough Cnty., Indl. Dev. Auth. Poll. Control

Mandatory Put Bonds
(Tampa Elec. Co.), Ser. B, 5.15s, 9/1/13	Baa2	475,000	469,466
AMBAC, 5s, 3/15/12	A	625,000	627,106
Jacksonville, Hlth. Fac. Auth. Rev. Bonds (Brooks
Hlth. Syst.), 5s, 11/1/27	A	1,500,000	1,197,720
Lakeland, Retirement Cmnty. Rev. Bonds (1st Mtge. -
Carpenters), 6 3/8s, 1/1/43	BBB-/F	340,000	231,948
Lee Cnty., Rev. Bonds, XLCA, 5s, 10/1/25	Aa3	2,500,000	2,499,825
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.)
Ser. A, 6.8s, 11/15/31	Ba1	1,000,000	623,610
5 3/8s, 11/15/28	BB	2,000,000	1,058,640
Okeechobee Cnty., Solid Waste Mandatory Put Bonds
(Waste Mgt./Landfill), Ser. A, 4.2s, 7/1/09	BBB	750,000	744,998
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Hosp. Hlth.
Care), Ser. E
6s, 10/1/26	A2	2,940,000	2,686,043
6s, 10/1/26 (Prerefunded)	A2	60,000	62,714
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
6 1/4s, 5/1/36	BB-/P	1,940,000	951,434
South Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B-1,
5 1/8s, 11/1/09	BB-/P	2,025,000	810,101
South Broward, Hosp. Dist. Rev. Bonds, MBIA, 4 3/4s,
5/1/28	AA	1,500,000	1,231,200
Split Pine, Cmnty. Dev. Dist. Special Assmt. Bonds,
Ser. A, 5 1/4s, 5/1/39	BB-/P	1,500,000	758,715
Tampa, Hosp. Rev. Bonds (H. Lee Moffit Cancer &
Research Inst.), Ser. A, 5 3/4s, 7/1/29	A3	500,000	420,120
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds,
5.4s, 5/1/37	BB-/P	495,000	262,895
			23,518,432

Georgia (1.3%)
Burke Cnty., Poll. Control Dev. Auth. Mandatory Put
Bonds (Oglethorpe Pwr. Corp.), Ser. C-2, AMBAC,
4 5/8s, 4/1/10	A	5,500,000	5,492,025
Effingham Cnty., Indl. Dev. Auth. Rev. Bonds (Pacific
Corp.), 6 1/2s, 6/1/31	B2	900,000	546,201
Main St. Natural Gas, Inc. Rev. Bonds (GA Gas), Ser.
A, 5 1/2s, 9/15/23	A1	1,000,000	794,500
Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U.,
Inc.), 7s, 6/15/39	Ba3	1,400,000	934,318
			7,767,044

Hawaii (--%)
HI State Hsg. Fin. & Dev. Corp. Rev. Bonds, Ser. A,
FNMA Coll., 5 3/4s, 7/1/30	Aaa	280,000	278,726
			278,726

Idaho (0.2%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),
Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	1,400,000	1,267,812
			1,267,812

Illinois (3.5%)
Chicago, Single Fam. Mtge. Rev. Bonds, Ser. A, GNMA
Coll., FNMA Coll., FHLMC Coll., 5 1/2s, 10/1/20	Aaa	1,145,000	1,101,089
Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. A,
MBIA, zero %, 1/1/24	AA	1,600,000	703,328
IL Fin. Auth. Rev. Bonds
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa1	3,000,000	2,212,050
(Silver Cross Hosp. & Med.), 5 1/2s, 8/15/30	A	4,000,000	3,241,120
(Alexian), Ser. A, FSA, 5 1/4s, 1/1/22	Aa3	3,775,000	3,818,601
IL Fin. Auth. Hosp. Rev. Bonds (Kishhealth Syst.),
5 3/4s, 10/1/35	A-	1,550,000	1,306,511
Kendall & Kane Cntys., Cmnty. United School Dist. G.O.
Bonds (No. 115 Yorkville), FGIC, zero %, 1/1/21	A2	1,075,000	621,834
Lake Cnty., Cmnty. Construction G.O. Bonds (School
Dist. No. 073 Hawthorn), FGIC, zero %, 12/1/20	AA+	1,650,000	978,252
Lake Cnty., Cmnty. School Dist. G.O. Bonds (No. 073
Hawthorn), Ser. 02, FGIC, zero %, 12/1/21	AA+	1,950,000	1,066,631
Metro. Pier & Exposition Auth. Dedicated State Tax
Rev. Bonds (McCormick), Ser. A, MBIA, zero %, 12/15/22	AA	2,500,000	1,262,350
Metropolitan Pier & Exposition Auth. Rev. Bonds
(McCormack Place Expansion Project), MBIA, 5s, 12/15/28	AAA	1,770,000	1,719,962
Montgomery, Special Assmt. Bonds (Lakewood Creek),
Radian Insd., 4.7s, 3/1/30	BBB+	1,972,000	1,217,197
Southern IL U. Rev. Bonds (Hsg. & Auxiliary), Ser. A,
MBIA
zero %, 4/1/25	AA	1,870,000	793,030
zero %, 4/1/21	AA	2,230,000	1,279,775
			21,321,730

Indiana (2.3%)
Anderson, Econ. Dev. Rev. Bonds (Anderson U.), 5s,
10/1/24	BBB-/F	390,000	268,574
IN Bk. Special Program Gas Rev. Bonds, Ser. A
5 1/4s, 10/15/21	Aa2	180,000	151,897
5 1/4s, 10/15/18	Aa2	2,000,000	1,800,200

IN Hlth. Fac. Fin. Auth. Rev. Bonds (Cmnty. Hosp.),
Ser. A, AMBAC, 5s, 5/1/24	A	2,695,000	2,160,582
IN State Dev. Fin. Auth. Env. Impt. Rev. Bonds (USX
Corp.), 5.6s, 12/1/32	Baa1	4,700,000	3,148,483
Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 5.1s, 1/15/17	Baa2	2,500,000	2,130,775
Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	AA	1,375,000	1,378,561
MBIA, 5.6s, 11/1/16	AA	1,550,000	1,635,421
U. Southern IN Rev. Bonds (Student Fee), Ser. J, AGO,
5 3/4s, 10/1/28	AAA	1,000,000	996,410
			13,670,903

Iowa (0.9%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives), 9 1/4s, 7/1/25 (Prerefunded)	AAA	3,680,000	4,419,606
IA State Higher Ed. Loan Auth. Rev. Bonds
5s, 10/1/22	BBB-/F	605,000	478,803
(Wartburg), Ser. A, 5s, 10/1/21	BBB-/F	605,000	486,511
			5,384,920

Kansas (0.1%)
KS State Dev. Fin. Auth. VRDN (Sisters of Charity),
Ser. C, 0.65s, 12/1/19	VMIG1	790,000	790,000
			790,000

Kentucky (0.4%)
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A
6 5/8s, 10/1/28 (Prerefunded)	Baa1	1,470,000	1,615,706
6 5/8s, 10/1/28	Baa1	405,000	375,455
Louisville/Jefferson Cnty., Metro. Govt. College Rev.
Bonds (Bellarmine U.), Ser. A, 6s, 5/1/38	Baa2	290,000	229,628
			2,220,789

Louisiana (1.9%)
LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds
(St. James Place), Ser. A, 7s, 11/1/20 (Prerefunded)	AAA/P	690,000	734,629
LA State Office Fac. Corp. Lease Rev. Bonds (Capitol
Complex), Ser. A, MBIA
5 1/2s, 3/1/13	AA	2,000,000	2,025,740
5 1/2s, 3/1/12	AA	3,440,000	3,484,892
Rapides, Fin. Auth. Mandatory Put Bonds (Cleco Pwr.),
5 1/4s, 3/1/13	Baa1	5,250,000	4,980,308
			11,225,569

Maine (0.3%)
ME State Hsg. Auth. Rev. Bonds, Ser. D-2-AMT, 5s,
11/15/27	Aa1	760,000	731,804
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade
Corp.), 6 7/8s, 10/1/26	Ba3	1,950,000	1,033,500
			1,765,304

Maryland (0.4%)
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (WA
Cnty. Hosp.), 5 3/4s, 1/1/38	BBB-	550,000	406,934
MD State Indl. Dev. Fin. Auth. Rev. Bonds
(Synagro-Baltimore), Ser. A, 5 1/2s, 12/1/15	BBB+/F	500,000	453,935
Westminster, Econ. Dev. VRDN (Carroll Lutheran
Village), Ser. C, 1/2s, 5/1/34	A-1	1,340,000	1,340,000
			2,200,869

Massachusetts (8.4%)
MA State Dev. Fin. Agcy. Rev. Bonds
(MA Biomedical Research), Ser. C, 6 3/8s, 8/1/17	Aa3	2,785,000	2,941,461
(MA Biomedical Research), Ser. C, 6 1/4s, 8/1/20	Aa3	2,850,000	2,970,926
(Linden Ponds, Inc.), Ser. A, 5 1/2s, 11/15/22	BB/P	1,360,000	859,506
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15
(Prerefunded)	AAA/P	1,985,000	2,403,041
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB-	1,500,000	1,114,035
(Med. Ctr. of Central MA), AMBAC, 6.55s, 6/23/22	A	27,100,000	27,200,541
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2	1,875,000	1,687,369
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,300,000	1,057,758
(Quincy Med. Ctr.), Ser. A, 6 1/4s, 1/15/28	BB-/P	2,095,000	1,589,330
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	A	3,790,000	3,413,918
(Care Group), Ser. B-2, MBIA, 5 3/8s, 2/1/26	AA	700,000	591,927
(Care Group), Ser. B-2, MBIA, 5s, 2/1/25	AA	800,000	653,536
(Milford Regl. Med.), Ser. E, 5s, 7/15/22	Baa3	1,800,000	1,265,670
MA State Port Auth. Rev. Bonds, U.S. Govt. Coll., 13s,
7/1/13 (Prerefunded)	AAA	2,370,000	3,040,141
			50,789,159

Michigan (2.6%)
Detroit, G.O. Bonds
Ser. A-1, AMBAC, 5 1/4s, 4/1/24	A	1,435,000	1,205,544
Ser. A, FGIC, 5s, 7/1/30	AA	4,505,000	3,899,303
(Cap. Impt.), Ser. A-1, 5s, 4/1/15	BB	1,300,000	1,181,557

Detroit, City School Dist. G.O. Bonds, Ser. A, FSA,
6s, 5/1/29	AAA	1,000,000	1,167,360
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	150,000	125,343
MI Higher Ed. Fac. Auth. Rev. Bonds (Kalamazoo
College), 5 1/2s, 12/1/18	A1	500,000	527,595
MI State Hosp. Fin. Auth. Rev. Bonds (Oakwood Hosp.),
Ser. A, 5 3/4s, 4/1/32	A2	3,000,000	2,458,470
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AA+	2,210,000	2,140,230
MI State Strategic Fund, Ltd. Mandatory Put Bonds (Dow
Chemical), 5 1/2s, 6/1/13	Baa1	500,000	448,750
MI State Strategic Fund, Ltd. Rev. Bonds (Worthington
Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22
(Prerefunded)	AAA/P	1,650,000	1,817,805
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
6s, 6/1/34	BBB	575,000	369,259
Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy
Memorial Hosp. Corp.), 5 3/8s, 6/1/26	Baa3	750,000	507,120
			15,848,336

Minnesota (0.5%)
MN State Hsg. Fin. Agcy. Rev. Bonds
(Single Fam. Mtge.), 6.05s, 7/1/31	Aa1	350,000	343,249
(Res. Hsg.), Ser. M, 5 3/4s, 1/1/37	Aa1	975,000	957,772
North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes),
6 1/8s, 10/1/39	BB/P	995,000	713,982
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast), 6s, 11/15/35	Baa3	1,150,000	809,462
			2,824,465

Mississippi (1.2%)
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.)
5.9s, 5/1/22	BBB	3,000,000	2,448,420
5 7/8s, 4/1/22	BBB	2,330,000	1,898,531
MS Home Corp. Rev. Bonds (Single Fam. Mtge.)
Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	1,230,000	1,209,939
Ser. B, GNMA Coll., FNMA Coll., 5 1/2s, 6/1/36	Aaa	335,000	328,421
Warren Cnty., Gulf Opportunity Zone (Intl. Paper Co.),
Ser. A, 6 1/2s, 9/1/32	BBB	2,000,000	1,419,140
			7,304,451

Missouri (3.0%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A
5 1/2s, 6/1/32	A+	1,500,000	1,300,005
5 1/2s, 6/1/16	A+	2,550,000	2,611,787
MO Hsg. Dev. Comm. Rev. Bonds (Home Ownership), Ser.
B, GNMA Coll., FNMA Coll., 4.4s, 3/1/14	AAA	180,000	172,033
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds Ser. 2003A
(St. Luke's Health), 5 1/2s, 11/15/28 (T)	AAA	10,000,000	10,104,600
MO State Hlth. & Edl. Fac. Auth. VRDN (Washington U.
(The)), Ser. B, 0.55s, 3/1/40	VMIG1	3,400,000	3,400,000
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds (Single Fam.
Homeowner Loan)
Ser. A, GNMA Coll., FNMA Coll., 7.2s, 9/1/26	AAA	5,000	5,150
Ser. C-1, GNMA Coll., FNMA Coll., 7.15s, 3/1/32	AAA	470,000	471,725
			18,065,300

Nebraska (0.4%)
Central Plains, Energy Project Rev. Bonds (NE Gas No.
1), Ser. A, 5 1/4s, 12/1/18	A	3,000,000	2,424,480
			2,424,480

Nevada (7.2%)
Clark Cnty., Ltd. Tax Bond, 5s, 6/1/33 (T)	AA+	32,285,000	29,209,216
Clark Cnty., Arpt. Rev. Bonds
Ser. A-2, FGIC, 5 1/8s, 7/1/26	AA	5,105,000	4,710,435
Ser. A-1, AMBAC, 5s, 7/1/24	Aa3	2,600,000	2,207,920
Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 151), 5s, 8/1/25	BB/P	2,100,000	1,161,258
Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas
Corp.), Ser. A, AMBAC
6.1s, 12/1/38	A	3,000,000	1,960,290
5 1/4s, 7/1/34	A	3,000,000	1,740,240
Henderson G.O. Bonds (Ltd. Tax -Swr.), FGIC, 5s, 6/1/29	AA+	1,000,000	996,140
Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-16), 5 1/8s, 3/1/25	BB/P	1,165,000	540,502
(No. T-16), 5.1s, 3/1/21	BB/P	1,275,000	590,593
(No. T-17), 5s, 9/1/25	BB/P	615,000	365,058
			43,481,652

New Hampshire (0.2%)
NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Southern NH Med.
Ctr.), Ser. A, 5 1/4s, 10/1/28	A-	1,315,000	1,091,989
			1,091,989

New Jersey (2.5%)
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, U.S. Govt. Coll.,
7 1/4s, 11/15/31 (Prerefunded)	AAA/F	1,300,000	1,517,984
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	1,000,000	698,850
(Cigarette Tax), 5 3/4s, 6/15/29	Baa2	5,000,000	3,735,150
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	2,800,000	2,143,008
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	2,750,000	1,945,543
(St. Peters U. Hosp.), 5 1/4s, 7/1/21	Baa2	2,325,000	1,822,940
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/20	A-	475,000	419,525
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/18	A-	520,000	477,183
NJ State Edl. Fac. Auth. Rev. Bonds (Fairleigh
Dickinson), Ser. C, 6s, 7/1/20	BBB-/F	1,500,000	1,242,765
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 1A, 5s,
6/1/29	BBB	1,350,000	869,900
			14,872,848

New Mexico (0.1%)
NM Mtge. Fin. Auth. FRN (Single Fam. Mtge.), Ser. C,
GNMA Coll., FNMA Coll., FHLMC Coll., 5.82s, 9/1/33	AAA	555,000	549,078
			549,078

New York (4.9%)
Broome Cnty., Indl. Dev. Agcy. Continuing Care
Retirement Rev. Bonds (Good Shepard Village), Ser. A,
6 7/8s, 7/1/40	B/P	320,000	236,090
Buffalo, G.O. Bonds, Ser. D, FGIC, 5 1/2s, 12/15/13	AA	1,000,000	1,090,200
Niagara Cnty., Indl. Dev. Agcy. Mandatory Put Bonds
(Solid Waste Disp.), Ser. C, 5 5/8s, 11/15/14	Baa2	2,000,000	1,838,740
NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A, MBIA,
FGIC, 5s, 7/1/25	AA+	1,500,000	1,465,470
NY City, Indl. Dev. Agcy. Rev. Bonds
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	BB/P	1,400,000	1,187,144
(Brooklyn Navy Yard Cogen. Partners), 6.2s, 10/1/22	Ba1	770,000	605,359
(Brooklyn Navy Yard Cogen. Partners), Ser. G, 5 3/4s,
10/1/36	Ba1	2,000,000	1,299,440
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev.
Bonds (Airis JFK I, LLC), Ser. A, 5 1/2s, 7/1/28	Baa3	2,100,000	1,368,276
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(JFK Intl. Arpt.), Ser. A, 8s, 8/1/12	B-	2,000,000	1,626,900
(British Airways PLC), 5 1/4s, 12/1/32	Ba1	700,000	359,303
NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco
Settlement), 6s, 6/1/43	BBB	1,500,000	1,095,780
NY State Dorm. Auth. Rev. Bonds (NY Methodist Hosp.),
5 1/4s, 7/1/15	Baa3	500,000	444,474
NY State Dorm. Auth. Non-State Supported Debt Rev.
Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	800,000	559,560
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	6,000,000	5,946,960
Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK
Intl. Air Term. - 6), MBIA, 5.9s, 12/1/17	AA	9,000,000	8,552,880
Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp.
Mandatory Put Bonds (Seneca Meadows, Inc.), 3.28s,
10/1/13	B+	670,000	599,409
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement
Rev. Bonds (Peconic Landing), Ser. A, 8s, 10/1/30	BB-/P	1,300,000	1,139,060
			29,415,045

North Carolina (2.5%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. D, 6 3/4s, 1/1/26	Baa1	1,000,000	983,120
Ser. C, 6 3/4s, 1/1/24	Baa1	1,000,000	1,006,370
Ser. A, 5 3/4s, 1/1/26	Baa1	3,000,000	2,609,910
Ser. B, 5.65s, 1/1/16	Baa1	1,000,000	1,017,100
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6s, 11/1/33	BBB+/F	805,000	626,145
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	1,000,000	782,060
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. B, 6 1/2s, 1/1/20	A2	8,000,000	8,200,720
			15,225,425

North Dakota (1.2%)
Grand Forks, Hlth. Care Syst. Rev. Bonds (Altru Hlth.
Syst. Oblig. Group), 7 1/8s, 8/15/24 (Prerefunded)	Baa2	2,000,000	2,199,780
ND State Board of Higher Ed. Rev. Bonds (U. of ND Hsg.
& Auxillary Fac.), FSA, 5s, 4/1/19	AAA	500,000	548,100
ND State Hsg. Fin. Agcy. Rev. Bonds (Hsg. Fin.), Ser.
B, 4.8s, 7/1/37	Aa1	5,560,000	4,226,100
			6,973,980

Ohio (4.7%)
American Muni. Pwr. - Ohio, Inc. Rev. Bonds, 5 1/4s,
2/15/33 (T)	AAA	10,000,000	9,365,200
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds,
Ser. A-2
5 3/4s, 6/1/34	BBB	14,300,000	8,620,897
5 1/8s, 6/1/24	BBB	2,220,000	1,621,666

Coshocton Cnty., Env. 144A Rev. Bonds (Smurfit-Stone
Container Corp.), 5 1/8s, 8/1/13 (In default)	D	1,700,000	221,000
Hickory Chase, Cmnty. Auth. Infrastructure Impt. Rev.
Bonds (Hickory Chase), 7s, 12/1/38	BB-/P	700,000	496,874
Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.),
Ser. C, 6s, 8/15/43	Baa1	3,100,000	2,561,530
Montgomery Cnty., Hosp. Rev. Bonds (Kettering Med.
Ctr.), 6 3/4s, 4/1/22 (Prerefunded)	A2	1,000,000	1,073,860
OH State Higher Ed. Fac. Comm. Rev. Bonds (John
Carroll U.), 5 1/4s, 11/15/33	A2	500,000	455,580
Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.),
5 1/2s, 2/15/28	A2	4,660,000	3,979,593
			28,396,200

Oklahoma (0.3%)
Durant, Cmnty. Facs. Auth. G.O. Bonds, XLCA, 5 3/4s,
11/1/24	A	1,730,000	1,801,795
			1,801,795

Oregon (0.6%)
Keizer, Special Assmt. Bonds (Keizer Station), Ser. A,
5.2s, 6/1/31	A3	2,500,000	2,289,925
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Terwilliger Plaza), Ser. A, 5 1/4s, 12/1/26	BB-/P	1,040,000	671,310
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Family Mtge.), Ser. K, 5 5/8s, 7/1/29	Aa2	895,000	880,510
			3,841,745

Pennsylvania (4.2%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (Hlth.
Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	BB	1,500,000	774,390
Bucks Cnty., Indl. Dev. Auth. Rev. Bonds (USX Corp.),
5.6s, 3/1/33	Baa1	2,025,000	1,353,166
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A
5.4s, 1/1/15	BB/P	1,060,000	887,517
5.3s, 1/1/14	BB/P	710,000	611,069
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	1,715,000	1,720,797
Cumberland Cnty., Muni. Auth. Rev. Bonds (Presbyterian
Homes), Ser. A, 5s, 1/1/17	BBB+	1,320,000	1,113,790
Delaware Cnty., College Auth. Rev. Bonds (Neumann
College)
6s, 10/1/30	BBB	675,000	522,781
6s, 10/1/25	BBB	75,000	60,785
Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst
College), 5 1/2s, 3/15/38	BBB	725,000	485,554
Lancaster, Higher Ed. Auth. College Rev. Bonds
(Franklin & Marshall College), 5s, 4/15/29	A1	1,000,000	937,880
New Morgan, Indl. Dev. Auth. Solid Waste Disp. Rev.
Bonds (New Morgan Landfill Co., Inc.), 6 1/2s, 4/1/19	BBB	1,000,000	928,310
Northampton Cnty., Hosp. Auth. Rev. Bonds (Saint Lukes
Hosp.), Ser. A, 5 1/2s, 8/15/40	Baa1	1,250,000	942,175
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev.
Bonds (Northampton Generating), Ser. A
6.6s, 1/1/19	B-	1,850,000	1,241,535
6 1/2s, 1/1/13	B-	1,000,000	698,350
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Widener U.), 5 3/8s, 7/15/29	BBB+	750,000	555,773
(Philadelphia U.), 5s, 6/1/30	Baa2	2,250,000	1,529,910
(Philadelphia U.), 5s, 6/1/22	Baa2	860,000	665,537
Philadelphia, Auth. for Indl. Dev. VRDN (Fox Chase
Cancer Ctr.), Ser. A, 1/2s, 7/1/31 (Citizens Bank
of PA (LOC))	VMIG1	4,700,000	4,700,000
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Hosp.-Graduate Hlth. Sys.), Ser. A, 6 1/4s, 7/1/13
(In default) (NON)	D/P	1,462,206	439
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A, 5 7/8s, 12/1/31	A	580,000	515,806
Scranton, G.O. Bonds, Ser. C, 7.1s, 9/1/31
(Prerefunded)	AAA/P	3,000,000	3,412,109
Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds,
Ser. A, 6 1/2s, 1/1/38	Baa3	550,000	396,808
West Cornwall, Tpk. Muni. Auth. Rev. Bonds
(Elizabethtown College), 6s, 12/15/27 (Prerefunded)	BBB+	1,000,000	1,132,290
			25,186,771

Puerto Rico (1.7%)
Cmnwlth. of PR, G.O. Bonds, Ser. A, 5s, 7/1/16	Baa3	5,000,000	4,724,100
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser.
A, 6s, 7/1/38	Baa3	4,125,000	3,634,496
Cmnwlth. of PR, Pub. Bldg. Auth. Mandatory Put Bonds
(Govt. Fac.), Ser. M-2, 5 3/4s, 7/1/17	Baa3	1,750,000	1,602,195
			9,960,791

Rhode Island (--%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A,
6 1/4s, 6/1/42	BBB	200,000	133,768
			133,768

South Carolina (2.1%)
Georgetown Cnty., Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5.7s, 4/1/14	BBB	1,000,000	916,450
Orangeburg Cnty., Solid Waste Disp. Fac. Rev. Bonds
(SC Elec. & Gas), AMBAC, 5.7s, 11/1/24	A	2,500,000	2,242,375
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s,
8/15/32 (Prerefunded)	AAA	2,000,000	2,338,840
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth.)
Ser. A, 7 3/8s, 12/15/21 (Prerefunded)	AAA/P	1,300,000	1,471,093
Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	2,445,000	2,882,704
Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	305,000	359,601
SC Trans. Infrastructure Bk. Rev. Bonds, Ser. A,
AMBAC, 5s, 10/1/27	A1	2,460,000	2,404,404
			12,615,467

South Dakota (0.6%)
SD Edl. Enhancement Funding Corp. SD Tobacco Rev.
Bonds, Ser. B, 6 1/2s, 6/1/32	BBB	2,450,000	1,755,719
SD Hsg. Dev. Auth. Rev. Bonds
(Home Ownership), Ser. C, 5 3/8s, 5/1/18	AAA	1,455,000	1,433,451
(Home Ownership Mtge.), Ser. J, 4 1/2s, 5/1/17	AAA	500,000	495,220
			3,684,390

Tennessee (1.1%)
Chattanooga, Hlth. Edl. & Hsg. Fac. Board VRDN
(Catholic Hlth. Initiatives), Ser. C, 0.2s, 5/1/39	VMIG1	800,000	800,000
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. Mountain States Hlth.), Ser. A, 7 1/2s,
7/1/25 (Prerefunded)	Baa1	2,000,000	2,309,340
Sullivan Cnty., Hlth. Edl. & Hsg. Hosp. Fac. Board
Rev. Bonds (Wellmont Hlth. Syst.), Ser. C
5s, 9/1/22	BBB+	3,100,000	2,142,782
5s, 9/1/19	BBB+	1,460,000	1,084,678
			6,336,800

Texas (11.4%)
Abilene, Hlth. Fac. Dev. Corp. Retirement Fac. (Sears
Methodist Retirement), 6s, 11/15/29	BB-/P	1,050,000	688,391
Alliance, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 4.85s, 4/1/21	Baa2	3,250,000	2,460,965
Brazoria Cnty., Brazos River Harbor Naval Dist. (Dow
Chemical Co.), Ser. A-3, 5 1/8s, 5/15/33	Baa1	390,000	228,719
Brazos River, Auth. Poll. Control Rev. Bonds
Ser. D-1, 8 1/4s, 5/1/33	Caa1	500,000	276,720
(TXU Energy Co., LLC), 5s, 3/1/41	Caa1	500,000	201,560
Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory
Put Bonds (Dow Chemical), 5.9s, 5/1/28	Baa1	2,850,000	1,891,859
Dallas Cnty., Util. & Reclaimation Dist. G.O. Bonds,
Ser. B, AMBAC, 5 3/8s, 2/15/29	A	4,000,000	3,411,320
Dallas, Area Rapid Transit Rev. Bonds Sr. Lien, 5s,
12/1/33 (T)	AAA	20,000,000	19,608,400
Denton, Indpt. School Dist. VRDN, Ser. 05-A, 0.45s,
8/1/35	A-1+	2,250,000	2,250,000
Gateway, Pub. Fac. Corp. Mandatory Put Bonds
(Stonegate Villas Apt.), FNMA Coll., 4.55s, 7/1/14	Aaa	1,500,000	1,533,270
Gulf Coast, Waste Disp. Auth. Rev. Bonds
(Valero Energy Corp.), 6.65s, 4/1/32	Baa2	1,000,000	712,070
Ser. A, 6.1s, 8/1/24	BBB	550,000	372,405
Harris Cnty., Houston Sports Auth. Rev. Bonds, Ser. H,
MBIA, zero %, 11/15/25	AA	11,000,000	3,461,809
Lower CO River Auth. Rev. Bonds, 5 3/4s, 5/15/37	A1	2,400,000	2,363,496
Matagorda Cnty., Navigation Dist. TX Poll. Control
Mandatory Put Bonds (Dist. No. 1 AEP Texas Central
Co.), 5 1/8s, 6/1/11	Baa2	1,500,000	1,505,265
Mission, Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds
(Allied Waste N.A. Inc.), Ser. A, 5.2s, 4/1/18	BBB	1,200,000	1,025,076
North TX Thruway Auth. Rev. Bonds, Ser. D, AGO, zero
%, 1/1/28	AAA	7,800,000	2,378,844
North TX, Thruway Auth. Rev. Bonds
Ser. A, 6s, 1/1/25	A2	1,300,000	1,346,150
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	2,000,000	1,756,020
North TX, Thruway Auth. stepped-coupon Rev. Bonds,
zero %, 1/1/43 (6.5s, 1/1/15) 2043 (STP)	A2	4,000,000	2,299,880
Port Corpus Christi Indl. Dev. Corp. Rev. Bonds
(Valero), Ser. C, 5.4s, 4/1/18	Baa2	1,535,000	1,201,444
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	3,000,000	2,696,880
San Antonio Wtr. Rev. Bonds, Ser. A, FSA, 5s, 5/15/32	AAA	2,000,000	1,983,540
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement
Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.),
5 1/4s, 11/15/37	A-	1,100,000	827,046
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.)
6s, 7/1/29	Baa3	2,000,000	1,497,440
6s, 7/1/19	Baa3	1,700,000	1,433,967
TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds,
Ser. A, 5s, 12/15/15	A1	3,000,000	2,600,010
TX State Tpk. Auth. Rev. Bonds (Central Texas Tpk.
Syst.), Ser. A, AMBAC, 5 1/2s, 8/15/39	A	8,000,000	6,632,960

			68,645,506

Utah (2.4%)
Intermountain Pwr. Agcy. Rev. Bonds, Ser. A, MBIA,
U.S. Govt. Coll., 6.15s, 7/1/14 (Prerefunded)	AA	8,165,000	8,165,897
Murray City, Hosp. Rev. VRDN (IHC Hlth. Svcs., Inc.),
Ser. B, 0.65s, 5/15/37	VMIG1	4,500,000	4,500,000
Salt Lake City, Hosp. Rev. Bonds, AMBAC, 6 3/4s,
5/15/20 (Prerefunded)	A	2,000,000	2,000,060
			14,665,957

Vermont (0.2%)
VT Hsg. Fin. Agcy. Rev. Bonds
(Single Fam.), Ser. 23, FSA, 5s, 5/1/34	AAA	185,000	177,942
Ser. 19A, FSA, 4.62s, 5/1/29	AAA	860,000	836,565
			1,014,507

Virginia (1.3%)
Fredericksburg, Indl. Dev. Auth. Rev. Bonds (Medicorp
Hlth. Syst.), Ser. B, 5 1/8s, 6/15/33	A3	500,000	403,435
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev.
Bonds (United Methodist), Ser. A
6.7s, 6/1/27	BB+/P	735,000	596,247
6.7s, 6/1/27 (Prerefunded)	BB+/P	265,000	307,183
Prince William Cnty., Indl. Dev. Auth. Hosp. Rev.
Bonds (Potomac Hosp. Corp.), 5.35s, 10/1/36	A3	2,500,000	1,986,550
VA State Hsg. Dev. Auth. Rev. Bonds, Ser. A-5, 4.2s,
7/1/14	Aaa	4,890,000	4,784,131
			8,077,546

Washington (2.0%)
Chelan Cnty. Dev. Corp. Rev. Bonds (Alcoa), 5.85s,
12/1/31	Baa1	4,000,000	3,227,960
Everett, Pub. Fac. Dist. Ltd. Sales Tax & Interlocal
Rev. Bonds, Ser. A
5s, 12/1/22	A	940,000	949,964
5s, 12/1/21	A	940,000	963,528
Port of Seattle Rev. Bonds, Ser. B, MBIA, 5.8s, 2/1/20	Aa2	1,000,000	1,004,800
Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	900,000	656,406
6 1/2s, 6/1/26	BBB	5,400,000	4,780,727
WA State Hlth. Care Fac. Auth. Rev. Bonds, Ser. C,
Radian Insd., 5 3/8s, 8/15/28	A3	900,000	634,194
			12,217,579

West Virginia (0.8%)
Harrison Cnty., Cmnty. Solid Waste Disp. Rev. Bonds
(Allegheny Energy), Ser. D, 5 1/2s, 10/15/37	Baa2	3,450,000	2,188,438
Mason Cnty., Poll. Control Mandatory Put Bonds
(Appalachian Pwr. Co. Project), Ser. L, 5 1/2s, 10/1/11	Baa2	750,000	652,605
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn.,
Inc.), 6.1s, 5/1/29	BB-	2,025,000	1,423,089
WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth.
Syst.), 6 3/4s, 10/1/43	B/P	935,000	706,738
			4,970,870

Wisconsin (2.2%)
Badger, Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28	BBB	7,000,000	6,225,520
6 3/8s, 6/1/32	BBB	8,600,000	6,915,088
			13,140,608

Wyoming (0.3%)
WY Muni. Pwr. Agcy. Rev. Bonds (Pwr. Supply), Ser. A,
5 1/2s, 1/1/33	A2	950,000	882,370
WY Muni. Pwr. Agcy. Pwr. Supply Rev. Bonds (Pwr.
Supply), Ser. A, 5 1/2s, 1/1/28	A2	1,000,000	967,160
			1,849,530

TOTAL INVESTMENTS

Total investments (cost $711,251,567)(b)			$631,997,911

NOTES

(a) Percentages indicated are based on net assets of $602,681,423.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at January 31, 2009 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at January 31, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at January 31, 2009 and does not reflect any subsequent changes.

(b) The aggregate identified cost on a tax basis is $711,259,240, resulting in gross unrealized appreciation and depreciation of $9,892,309 and $89,153,638, respectively, or net unrealized depreciation of $79,261,329.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(T) Underlying security in a tender option bond transaction. The security has been segregated as collateral for financing transactions

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN, Mandatory Put Bonds, FRB and FRN are the current interest rates at January 31, 2009.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at January 31, 2009 (as a percentage of net assets):

Healthcare	30.6%
Utilities	19.0

The fund had the following insurance concentrations greater than 10% at January 31, 2009 (as a percentage of net assets):

AMBAC	11.5%
MBIA	10.4

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Tender offer bond transactions The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (“TOB trust”) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At January 31, 2009, the fund’s investments with a value of $68,287,416 were held by the TOB trust and served as collateral for $36,140,000 in floating-rate bonds outstanding. During the period ended January 31, 2009, the fund incurred interest expense of $118,048 for these investments based on an average interest rate of 1.39%.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of January 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments*

Level 1	$--	$--

Level 2	631,997,911	--

Level 3	--	--

Total	$631,997,911	$--

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Municipal Opportunities Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 1, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 1, 2009